BUSINESS COMBINATIONS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 13, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 02, 2020
Business Acquisition [Line Items]
Other current liability		$ 2,237,000
Business Combination,cash and cash equivalents		11,000,000.0
Deferred consideration		6,000,000.0
Amount allocated to goodwill		46,200,000
Business Acquisition, Pro Forma Revenue		212,426,000
Business Acquisition, Pro Forma Net Income (Loss)		$ 12,296,000
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		2,237,000
Sahara Petroleum Services Company [Member] | Successors [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue		$ 14,800,000
Business Acquisition, Pro Forma Net Income (Loss)		$ 4,900,000
Sale And Purchase Agreement [Member]
Business Acquisition [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		99.70%
Cash transfer		$ 500,000
Business combination issued in equity earn-outs		$ 2,100,000		$ 11,700,000
Business combination issued in equity earn-outs		145,039
Business combination issued in equity earn-outs value		$ 1,600,000
Receivables earn-out shares contingency fair value				$ 0.0
Other current liability		$ 2,400,000
Sale And Purchase Agreement [Member] | Later 2021 [Member]
Business Acquisition [Line Items]
Business combination issued in equity earn-outs		270,917
Sale And Purchase Agreement [Member] | Minimum [Member]
Business Acquisition [Line Items]
Average per share price		$ 10
Sale And Purchase Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Average per share price		$ 11.70
Sale And Purchase Agreement [Member] | Additional Earn Out Shares [Member]
Business Acquisition [Line Items]
Receivables		$ 6,900,000
Sale And Purchase Agreement [Member] | Cash Earn Out [Member]
Business Acquisition [Line Items]
Average per share price		$ 9
Sale And Purchase Agreement [Member] | N E S R Additional Share [Member] | Minimum [Member]
Business Acquisition [Line Items]
Average per share price		10
Sale And Purchase Agreement [Member] | N E S R Additional Share [Member] | Maximum [Member]
Business Acquisition [Line Items]
Average per share price		$ 11.70
Sale And Purchase Agreement [Member] | Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	99.70%
Business Combination, Consideration Transferred		$ 11,000,000.0	$ 11,000,000.0
Business Combination, Deferred Consideration		6,000,000.0	$ 6,000,000.0
Cash transfer		$ 17,000,000.0
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		2,237,000